Document and Entity Information	Mar. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2020
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Jan. 31, 2020
Class F Prospectus | SIMT Small Cap Fund | Class F
Prospectus:
Trading Symbol	SLLAX
Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus:
Trading Symbol	SMYFX